Goodwill and Intangible Assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	$ 456,380	$ 456,380	$ 456,380
Foreign currency translation	0	0	0
Balance at end of year	456,380	456,380	456,380
Balance at beginning of year	98,818	107,669	117,538
Total foreign currency translation	(137)	10	119
Amortization of intangible assets	(8,912)	(8,861)	(9,988)
Balance at end of year	89,769	98,818	107,669
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	89,263	98,114	107,983
Foreign currency translation	(137)	10	119
Amortization of intangible assets	(8,912)	(8,861)	(9,988)
Balance at end of year	80,214	89,263	98,114
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	9,555	9,555	9,555
Foreign currency translation	0	0	0
Balance at end of year	$ 9,555	$ 9,555	$ 9,555